UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number: 28-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Principal
Phone:    (212) 507-9782

Signature, Place and Date of Signing:


/s/ Michael A. Karsch                 New York, NY                  5/15/06
---------------------------------    -------------               --------------
     [Signature]                     [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     51
Form 13F Information Table Value Total:  $2,230,524
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28-10580                 Karsch Associates, LLC
2.        28-10579                 Karsch Capital II, LP
3.        28-10586                 Karsch Capital, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   KARSCH CAPITAL MANAGEMENT, L.P.
                                                           March 31, 2006



COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVSTMNT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X$1000)   PRN AMT   PRN CALL   DISCRTIN   MNGRS   SOLE      SHARED NONE
--------------                --------------   -----        --------   -------   --------   --------   -----   ----      -----------
AMERICAN TOWER CORP           CL A              029912201    31,063    1,024,498 SH         Sole         0     1,024,498   0     0
APPLIED MICRO CIRCUITS CORP   COM               03822w109    19,344    4,752,850 SH         Sole         0     4,752,850   0     0
AT&T INC                      COM               00206r102    42,342    1,565,900 SH         Sole         0     1,565,900   0     0
AUTODESK INC                  COM               052769106     7,627      198,000 SH         Sole         0       198,000   0     0
BORDERS GROUP INC             COM               099709107    72,464    2,871,000 SH         Sole         0     2,871,000   0     0
CBRL GROUP INC                COM               12489v106    53,689    1,222,711 SH         Sole         0     1,222,711   0     0
SCHWAB CHARLES CORP NEW       COM               808513105    48,858    2,838,929 SH         Sole         0     2,838,929   0     0
CLEAR CHANNEL OUTDOOR HLDGS   CL A              18451c109     9,506      405,389 SH         Sole         0       405,389   0     0
CROWN HOLDINGS INC            COM               228368106    84,807    4,780,544 SH         Sole         0     4,780,544   0     0
DCP MIDSTREAM PARTNERS LP     COM UT LTD PTN    23311p100    13,016      474,184 SH         Sole         0       474,184   0     0
ETRADE FINANCIAL CORP         COM               269246104    13,946      516,890 SH         Sole         0       516,890   0     0
EQUINIX INC                   COM NEW           29444u502    44,300      689,817 SH         Sole         0       689,817   0     0
FREESCALE SEMICONDUCTOR INC   CL A              35687m107    33,774    1,214,466 SH         Sole         0     1,214,466   0     0
FREESCALE SEMICONDUCTOR INC   CL B              35687m206    40,937    1,474,141 SH         Sole         0     1,474,141   0     0
GAMESTOP CORP NEW             COM               36467w208    72,481    1,673,148 SH         Sole         0     1,673,148   0     0
GARTNER INC                   COM               366651107    29,370    2,105,408 SH         Sole         0     2,105,408   0     0
GENERAL MTRS CORP             COM               370442105    40,441    1,901,300 SH         Sole         0     1,901,300   0     0
GOLDMAN SACHS GROUP INC       COM               38141g104    15,853      101,000 SH         Sole         0       101,000   0     0
GRUPO AEROPORTUARIO DEL PAC   SPON ADR          400506101    38,385    1,201,400 SH         Sole         0     1,201,400   0     0
HEINZ HJ CO                   COM               423074103    11,501      303,300 SH         Sole         0       303,300   0     0
HOSPIRA INC                   COM               441060100    33,265      843,000 SH         Sole         0       843,000   0     0
ICICI BK LTD                  COM               45104g104    12,457      450,050 SH         Sole         0       450,050   0     0
ICONIX BRAND GROUP INC        COM               451055107    13,008      894,000 SH         Sole         0       894,000   0     0
INTERNET CAP GROUP INC        COM NEW           46059c205     3,090      328,000 SH         Sole         0       328,000   0     0
LAIDLAW INTL INC              COM               50730r102    67,768    2,491,479 SH         Sole         0     2,491,479   0     0
LAMAR ADVERTISING CO          CL A              512815101    41,310      785,210 SH         Sole         0       785,210   0     0
LAWSON SOFTWARE INC           COM               52078p102    19,236    2,507,899 SH         Sole         0     2,507,899   0     0
LOEWS CORP                    CAROLNA GP STK    540424207    95,888    2,028,519 SH         Sole         0     2,028,519   0     0
MICROSOFT CORP                COM               594918104    69,006    2,536,037 SH         Sole         0     2,536,037   0     0
NII HLDGS INC                 CL B NEW          62913f201    13,692      232,190 SH         Sole         0       232,190   0     0
NVIDIA CORP                   COM               67066g104    24,911      435,049 SH         Sole         0       435,049   0     0
OFFICE DEPOT INC              COM               676220106    52,224    1,402,354 SH         Sole         0     1,402,354   0     0
OMNICARE INC                  COM               681904108   125,878    2,289,115 SH         Sole         0     2,289,115   0     0
ORACLE CORP                   COM               68389x105    44,779    3,270,894 SH         Sole         0     3,270,894   0     0
ROSS STORES INC               COM               778296103    26,796      918,000 SH         Sole         0       918,000   0     0
SPDR TR                       UNIT SER 1        78462f103       432        3,330 SH         Sole         0         3,330   0     0
TRANSDIGM GROUP INC           COM               893641100     5,150      200,000 SH         Sole         0       200,000   0     0
UBS AG                        NAMEN AKT         h8920m855    27,579      250,788 SH         Sole         0       250,788   0     0
UNITED STATES STL CORP NEW    COM               912909108     5,158       85,000 SH         Sole         0        85,000   0     0
VERIZON COMMUNICATIONS        COM               92343v104    63,884    1,875,623 SH         Sole         0     1,875,623   0     0
WARNER MUSIC GROUP CORP       COM               934550104    20,522      946,168 SH         Sole         0       946,168   0     0
WELLCARE HEALTH PLANS INC     COM               94946t106    53,806    1,184,118 SH         Sole         0     1,184,118   0     0
WILLIAMS COS INC DEL          COM               969457100    68,620    3,208,045 SH         Sole         0     3,208,045   0     0
AUTODESK INC                  COM              0 52769106    26,964      700,000     Call   Sole         0       700,000   0     0
RAYTHEON CO                   COM               755111507    36,672      800,000     Call   Sole         0       800,000   0     0
GOLDMAN SACHS GROUP INC       COM               38141G104    63,569      405,000     Call   Sole         0       405,000   0     0
BEAR STEARNS COS INC          COM              0 73902108    29,821      215,000     Put    Sole         0       215,000   0     0
ISHARES TR                    RUSSELL 2000      464287655   137,886    1,815,000     Put    Sole         0     1,815,000   0     0
MIDCAP SPDR TR                UNIT SER 1        595635103    74,551      515,000     Put    Sole         0       515,000   0     0
REYNOLDS AMERICAN INC         COM               761713106   111,292    1,054,900     Put    Sole         0     1,054,900   0     0
SPDR TR                       UNIT SER 1        78462F103   137,607    1,059,900     Put    Sole         0     1,059,900   0     0

SK 03407 0004 669495